TETON Westwood Balanced Fund
Schedule of Investments—December 31, 2023 (Unaudited)
1
ap
Shares
Market
Value
COMMON STOCKS  — 65.3%
Air Freight and Logistics  — 1.3%
1,935 FedEx Corp. ....................................................... $ 489,497
Automotive: Parts and Accessories  — 0.7%
281 O'Reilly Automotive Inc.† ................................. 266,973
Banking  — 1.2%
13,091 Bank of America Corp. ...................................... 440,774
Business Services  — 1.3%
1,881 Visa Inc., Cl. A .................................................... 489,718
Commercial Services and Supplies  — 0.6%
1,320 Waste Management Inc. .................................... 236,412
Computer Hardware  — 4.0%
7,789 Apple Inc. ........................................................... 1,499,616
Computer Software and Services  — 11.1%
1,508 Accenture plc, Cl. A ........................................... 529,172
6,821 Alphabet Inc., Cl. A† ......................................... 952,825
1,316 CACI International Inc., Cl. A† ......................... 426,200
1,151 Cadence Design Systems Inc.† ......................... 313,498
3,918 Microsoft Corp. .................................................. 1,473,325
1,793 Salesforce Inc.† ................................................... 471,810
4,166,830
Consumer Products  — 0.6%
2,387 Church & Dwight Co. Inc. ................................ 225,715
Consumer Services  — 2.3%
5,681 Amazon.com Inc.† ............................................. 863,171
Diversified Industrial  — 1.6%
2,923 Honeywell International Inc. ............................ 612,982
Electronics  — 2.0%
5,727 Microchip Technology Inc. ................................ 516,461
357 Monolithic Power Systems Inc. ........................ 225,188
741,649
Energy and Energy Services  — 0.9%
2,939 EOG Resources Inc. ........................................... 355,472
Energy: Integrated  — 2.1%
2,530 DTE Energy Co. ................................................. 278,958
3,652 NextEra Energy Inc. .......................................... 221,822
3,621 WEC Energy Group Inc. ................................... 304,780
805,560
Energy: Oil  — 2.7%
2,535 Chevron Corp. ................................................... 378,121
2,559 ConocoPhillips ................................................... 297,023
3,492 Exxon Mobil Corp. ............................................ 349,130
1,024,274
Equipment and Supplies  — 3.1%
2,333 Amphenol Corp., Cl. A ..................................... 231,271
1,992 Danaher Corp. ................................................... 460,829
1,488 Hubbell Inc. ........................................................ 489,448
1,181,548
Financial Services  — 6.6%
5,677 American International Group Inc. .................. 384,617
1,460 Arthur J. Gallagher & Co. ................................. 328,325
Shares
Market
Value
1,033 Berkshire Hathaway Inc., Cl. B† ....................... $ 368,430
2,479 JPMorgan Chase & Co. ...................................... 421,678
1,113 The Goldman Sachs Group Inc. ........................ 429,362
1,369 The Progressive Corp. ....................................... 218,054
7,117 Wells Fargo & Co. .............................................. 350,298
2,500,764
Food and Beverage  — 1.7%
1,737 PepsiCo Inc. ........................................................ 295,012
1,890 The Hershey Co. ................................................ 352,372
647,384
Health Care  — 7.8%
6,304 Abbott Laboratories ........................................... 693,881
2,042 Becton Dickinson & Co. .................................... 497,901
4,776 Gilead Sciences Inc. ........................................... 386,904
4,708 Johnson & Johnson ............................................ 737,932
1,201 UnitedHealth Group Inc. .................................. 632,290
2,948,908
Real Estate  — 3.4%
2,781 Prologis Inc., REIT ............................................. 370,707
1,181 Public Storage, REIT .......................................... 360,205
4,258 Ventas Inc., REIT ................................................ 212,219
10,216 VICI Properties Inc., REIT ................................. 325,686
1,268,817
Retail  — 6.3%
6,088 CVS Health Corp. .............................................. 480,709
2,713 Dollar General Corp. ......................................... 368,832
1,428 Domino's Pizza Inc. ........................................... 588,664
1,506 The Home Depot Inc. ........................................ 521,904
2,635 Walmart Inc. ....................................................... 415,408
2,375,517
Semiconductors  — 1.5%
1,121 NVIDIA Corp. .................................................... 555,142
Telecommunications  — 1.3%
1,503 Motorola Solutions Inc. ..................................... 470,574
Transportation  — 1.2%
1,878 Union Pacific Corp. ............................................ 461,275
TOTAL COMMON STOCKS ......................... 24,628,572
Principal
Amount
CORPORATE BONDS  — 28.8%
Aerospace  — 0.7%
$ 255,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust,
4.450%, 10/01/25 .............................................. 250,419
Banking  — 1.9%
750,000 Fifth Third Bancorp,
2.375%, 01/28/25 .............................................. 725,799
Computer Hardware  — 0.8%
295,000 Dell International LLC/EMC Corp.,
5.750%, 02/01/33 .............................................. 311,249
Computer Software and Services  — 1.7%
250,000 Cloud Software Group Inc.,
6.500%, 03/31/29 .............................................. 238,412

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—December 31, 2023 (Unaudited)
2
Principal
Amount
Market
Value
CORPORATE BONDS (Continued)
Computer Software and Services (Continued)
Oracle Corp.
$ 240,000 6.250%, 11/09/32 .............................................. $ 261,583
135,000 6.900%, 11/09/52 .............................................. 158,667
658,662
Consumer Products  — 0.5%
200,000 G-III Apparel Group Ltd.,
7.875%, 08/15/25 .............................................. 200,226
Diversified Industrial  — 1.7%
510,000 Cabot Corp.,
4.000%, 07/01/29 .............................................. 484,898
191,000 Jabil Inc.,
1.700%, 04/15/26 .............................................. 177,100
661,998
Energy and Energy Services  — 2.8%
Energy Transfer LP
330,000 7.125%(a)(b) .................................................... 304,913
250,000 6.000%, 02/01/29 .............................................. 252,410
235,000 6.250%, 04/15/49 .............................................. 244,134
260,000 Plains All American Pipeline LP/PAA Finance
Corp.,
3.800%, 09/15/30 .............................................. 239,740
1,041,197
Energy: Oil  — 1.6%
10,000 Civitas Resources Inc.,
8.375%, 07/01/28 .............................................. 10,453
95,000 Diamondback Energy Inc.,
6.250%, 03/15/33 .............................................. 101,673
275,000 MPLX LP,
2.650%, 08/15/30 .............................................. 237,821
259,000 Piedmont Natural Gas Co. Inc.,
5.050%, 05/15/52 .............................................. 242,387
592,334
Financial Services  — 6.2%
210,000 Ally Financial Inc., (U.S. Secured Overnight
Financing Rate + 3.26%),
6.992%, 06/13/29(b) ......................................... 217,510
500,000 Bank of America Corp., (U.S. Secured
Overnight Financing Rate + 1.21%),
2.572%, 10/20/32(b) ......................................... 415,550
500,000 Bank of Montreal, MTN,
2.650%, 03/08/27 .............................................. 471,309
405,000 Blue Owl Capital Corp.,
3.400%, 07/15/26 .............................................. 376,843
500,000 Citigroup Inc., (U.S. Secured Overnight
Financing Rate + 1.28%),
3.070%, 02/24/28(b) ......................................... 471,655
370,000 HSBC Holdings plc, (U.S. Secured Overnight
Financing Rate + 3.03%),
7.336%, 11/03/26(b) ......................................... 384,446
2,337,313
Food and Beverage  — 1.4%
250,000 Pilgrim's Pride Corp.,
6.250%, 07/01/33 .............................................. 257,571
380,000 The J.M. Smucker Co.,
3.550%, 03/15/50 .............................................. 281,628
539,199
Principal
Amount
Market
Value
Health Care  — 1.5%
$ 375,000 Amgen Inc.,
2.200%, 02/21/27 .............................................. $ 349,062
250,000 CHS/Community Health Systems Inc.,
5.250%, 05/15/30 .............................................. 209,994
559,056
Real Estate  — 2.2%
150,000 Brixmor Operating Partnership LP,
2.250%, 04/01/28 .............................................. 133,488
200,000 Iron Mountain Inc.,
5.000%, 07/15/28 .............................................. 192,440
250,000 MPT Operating Partnership LP/MPT Finance
Corp.,
4.625%, 08/01/29 .............................................. 179,993
265,000 Realty Income Corp.,
2.850%, 12/15/32 .............................................. 225,671
113,000 Vornado Realty LP,
3.400%, 06/01/31 .............................................. 87,611
819,203
Retail  — 2.4%
200,000 AutoZone Inc.,
1.650%, 01/15/31 .............................................. 162,651
800,000 CVS Health Corp.,
3.250%, 08/15/29 .............................................. 746,277
908,928
Semiconductors  — 0.6%
235,000 Broadcom Inc.,
4.150%, 11/15/30 .............................................. 224,919
Telecommunications  — 0.5%
270,000 Charter Communications Operating LLC/
Charter Communications Operating
Capital Corp.,
3.700%, 04/01/51 .............................................. 176,568
Transportation  — 2.3%
875,000 AP Moller - Maersk A/S,
4.500%, 06/20/29 .............................................. 862,994
TOTAL CORPORATE BONDS ....................... 10,870,064
CONVERTIBLE CORPORATE BONDS  — 0.9%
Health Care  — 0.9%
325,000 Exact Sciences Corp.,
0.375%, 03/15/27 .............................................. 316,062
U.S. GOVERNMENT OBLIGATIONS  — 3.9%
U.S. Treasury Bonds — 3.9%
365,000 2.500%, 02/15/45 .............................................. 277,642
565,000 2.500%, 05/15/46 .............................................. 425,041
285,000 2.250%, 08/15/46 .............................................. 203,619
285,000 1.875%, 02/15/51 .............................................. 181,766
55,000 2.250%, 02/15/52 .............................................. 38,337
410,000 3.000%, 08/15/52 .............................................. 337,033
1,463,438

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—December 31, 2023 (Unaudited)
3
__________
Shares
Market
Value
SHORT TERM INVESTMENT  — 1.1%
Other Investment Companies  — 1.1%
420,269 Dreyfus Treasury Securities Cash
Management, 5.250%* .................................... $ 420,269
TOTAL INVESTMENTS — 100.0%
(Cost $35,282,597) ........................................... $ 37,698,405
† Non-income producing security.
(a) Security is perpetual and has no stated maturity date.
(b) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of December 31, 2023.
* 1 day yield as of December 31, 2023.
MTN Medium Term Note
REIT Real Estate Investment Trust